UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and Address of Issuer:    Perritt MicroCap Opportunities Fund, Inc.
                                       10 S. Riverside Plaza, #1520
                                       Chicago, IL  60606

2.      Name of each series or class of securities for which this Form is filed:
        Perritt MicroCap Opportunities Fund.

3.      Investment Company Act File Number: 811-05308
        Securities Act File Number:                33-16812

4.(a)   Last day of fiscal year for which this Form is filed:    10/31
  (b)   Is this Form being filed late?      NO
  (c)   Is this the last time the issuer will be filing this form:      NO

5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year
               pursuant to section 24(f):                         $ 1,596,207.49

        (ii)   Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                     $2,355,895.96

        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no
               earlier than October 11, 1995
               that were not previously used
               to reduce registration fees
               payable to the Commission:           $8,394,457.91

        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                      $10,750,353.87

        (v)    Net Sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i)]:                                        $0.00

        (vi)   Redemption credits available
               for use in future years - if Item
               5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                         ($9,154,146.38)

        (vii)  Multiplier for determining
               registration fee:                                    x   0.000264

        (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):                            $0.00

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933, pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.00.

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7.      Interest  due - if this Form is being
        filed more than 90 days after the
        end of the issuer's fiscal year:  NO                             $0.00

8.      Total of the amount of the registration fee due
        plus any interest due [line 5(viii) plus line 7]:                $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not Applicable

        Method of Deliver:  Not Applicable

                             [ ] Wire Transfer
                             [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By:     Robert Laatz, Secretary

Date:   December 23, 1999

                                               Sincerely,

                                               /s/ Robert A. Laatz

                                               Robert A. Laatz
                                               Compliance Officer